Income Tax (Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Deferred Federal Income Tax Expense (Benefit)	$ (15,373)	$ (20,147)	$ 35,522
Deferred Income Tax Expense (Benefit), Total	(15,373)	(20,147)	35,522	2
Income tax (benefit)/expense	(15,373)	(20,147)	35,522
Canada [Member]
Deferred Foreign Income Tax Expense (Benefit)
Other Foreign [Member]
Deferred Foreign Income Tax Expense (Benefit)